UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02739

Name of Fund: BlackRock Basic Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value

            Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.7%

Auto Components — 1.0%
Lear Corp.	133,069	$24,762,810

Banks — 16.0%
Bank of America Corp.	1,875,300	56,240,247
Citigroup, Inc.	1,332,093	89,916,278
JPMorgan Chase & Co.	1,389,654	152,820,250
Regions Financial Corp.	2,117,244	39,338,394
Wells Fargo & Co.	1,421,530	74,502,387

		412,817,556
Beverages — 1.1%
Molson Coors Brewing Co., Class B	364,043	27,423,359

Biotechnology — 2.8%
Biogen, Inc. (a)	42,210	11,557,942
Gilead Sciences, Inc.	816,940	61,589,107

		73,147,049
Capital Markets — 3.6%
E*TRADE Financial Corp. (a)	394,770	21,874,206
Morgan Stanley	1,060,110	57,203,536
Nasdaq, Inc.	145,940	12,582,947

		91,660,689
Chemicals — 0.8%
Akzo Nobel NV — ADR	630,710	19,968,279

Communications Equipment — 5.2%
Cisco Systems, Inc.	3,124,860	134,025,245

Consumer Finance — 2.5%
Ally Financial, Inc.	146,080	3,966,072
Capital One Financial Corp.	309,518	29,658,015
Discover Financial Services	243,812	17,537,397
SLM Corp. (a)	1,140,582	12,785,924

		63,947,408
Containers & Packaging — 0.5%
Owens-Illinois, Inc. (a)	554,740	12,015,668

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	1,300,520	62,190,866

Electric Utilities — 4.5%
Edison International	62,250	3,962,835
Exelon Corp.	1,251,200	48,809,312
FirstEnergy Corp.	1,143,790	38,900,298
PG&E Corp.	571,190	25,092,377

		116,764,822
Electrical Equipment — 1.3%
ABB, Ltd. — ADR	1,455,000	34,541,700

Equity Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Property Group, Inc.	327,310	4,991,478

Food & Staples Retailing — 2.0%
Kroger Co.	731,999	17,524,056
Walgreens Boots Alliance, Inc.	509,980	33,388,391

		50,912,447
Food Products — 4.6%
General Mills, Inc.	1,010,660	45,540,340
JM Smucker Co.	256,180	31,768,882
Kellogg Co.	489,567	31,826,751
Tyson Foods, Inc., Class A	137,320	10,050,451

		119,186,424
Health Care Equipment & Supplies — 8.2%
Baxter International, Inc.	934,057	60,751,067
Koninklijke Philips NV, NY Shares	788,270	30,198,624

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	432,576	$34,701,247
Zimmer Biomet Holdings, Inc.	779,256	84,970,074

		210,621,012
Health Care Providers & Services — 0.3%
DaVita, Inc. (a)	116,830	7,703,770

Independent Power and Renewable Electricity Producers — 2.7%
AES Corp.	6,015,970	68,401,579

Industrial Conglomerates — 1.7%
General Electric Co.	2,444,560	32,952,669
Honeywell International, Inc.	67,455	9,747,922

		42,700,591
Insurance — 5.3%
American International Group, Inc.	516,280	28,095,958
Hartford Financial Services Group, Inc.	742,513	38,254,270
Lincoln National Corp.	371,881	27,169,626
Prudential Financial, Inc.	109,873	11,377,349
XL Group Ltd.	548,363	30,302,539

		135,199,742
Media — 2.8%
Comcast Corp., Class A	911,820	31,156,889
Interpublic Group of Cos., Inc.	1,754,960	40,416,729

		71,573,618
Metals & Mining — 1.4%
Nucor Corp.	336,180	20,537,236
Reliance Steel & Aluminum Co.	183,050	15,694,707

		36,231,943
Oil, Gas & Consumable Fuels — 11.4%
ConocoPhillips	1,273,670	75,515,894
Devon Energy Corp.	1,471,580	46,781,528
Marathon Oil Corp.	1,024,463	16,524,588
Marathon Petroleum Corp.	383,492	28,037,100
Royal Dutch Shell PLC, Class A — ADR	937,610	59,828,894
Suncor Energy, Inc.	1,204,940	41,618,628
Valero Energy Corp.	270,500	25,094,285

		293,400,917
Personal Products — 0.3%
Unilever NV — NY Shares	126,960	7,159,274

Pharmaceuticals — 7.6%
Novartis AG — ADR	740,760	59,890,446
Pfizer, Inc.	3,852,505	136,725,401

		196,615,847
Road & Rail — 0.9%
Norfolk Southern Corp.	177,400	24,087,372

Semiconductors & Semiconductor Equipment — 3.4%
NXP Semiconductors NV (a)	91,880	10,749,960
QUALCOMM, Inc.	1,385,100	76,748,391

		87,498,351
Software — 1.3%
Oracle Corp.	715,770	32,746,477

Specialty Retail — 0.1%
Lowe’s Cos., Inc.	40,588	3,561,597

Technology Hardware, Storage & Peripherals — 1.4%
Apple Inc.	221,719	37,200,014

Tobacco — 0.5%
Philip Morris International, Inc.	123,520	12,277,888

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Wireless Telecommunication Services — 1.9%
Telephone & Data Systems, Inc.	1,566,442	$43,907,369
United States Cellular Corp. (a)	122,031	4,904,426

		48,811,795
Total Long-Term Investments — 99.7% (Cost: $1,858,058,723)		2,564,147,587

Security	Shares	Value
Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53% (b)(c)	7,302,764	$7,302,764

Total Short-Term Securities — 0.3% (Cost: $7,302,764)		7,302,764

Total Investments — 100.0% (Cost: $1,865,361,487)		2,571,450,351
Liabilities in Excess of Other Assets — 0.0%		(794,228)

Net Assets — 100.0%		$2,570,656,123

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	125,806,939	(118,504,175)	7,302,764	$7,302,764	$283,219		$35	$—
SL Liquidity Series, LLC, Money Market Series	15,098,149	(15,098,149)	—	—	11,452	(a)	1,258	622

				$7,302,764	$294,671		$1,293	$622

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(b)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Basic Value Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments(a)	$2,564,147,587	$—	$—	$2,564,147,587
Short-Term Securities	7,302,764	—	—	7,302,764

	$2,571,450,351	$—	$—	$2,571,450,351

(a)	See above Schedule of Investments for values in each industry.

During the period ended March 31, 2018, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Basic Value Fund, Inc.

Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Basic Value Fund, Inc.

Date:	May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Basic Value Fund, Inc.

Date:	May 21, 2018